Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB

Business and other tax payables	70,237	72,998
Refundable deposits from employees and agents	26,790	23,478
Refundable share rights deposits (Note 9(b))	8,184	—
Professional fees	17,105	13,958
Accrued expenses to third parties	42,324	22,610
Payables for addition of office equipment, furniture and fixtures	8,618	—
Contributions from members of eHuzhu mutual aid program	62,459	76,765
Others	19,107	10,481
	254,824	220,290